Shareholders' Equity (Details) - USD ($)		1 Months Ended					3 Months Ended			12 Months Ended
	May 18, 2018	Aug. 31, 2018	May 31, 2018	Apr. 30, 2018	May 31, 2016	Jan. 31, 2016	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Cash dividend (in dollars per share)				$ 0.12
Cash dividend, declared (in dollars per share)							$ 0.14	$ 0.14	$ 0.14
Cash dividend paid										$ 4,700,000
Common stock, dividend rate, percentage	10.00%				10.00%
Stock dividend (in shares)			802,284
Number of shares authorized to be repurchased													500,000
Treasury stock acquired (shares)												294
Treasury stock, average cost per share (in dollars per share)												$ 12.61
Unrecognized compensation expense							$ 588,700			$ 588,700
Shares
Granted (in shares)		124,000				145,300
Weighted Average Exercise Price
Weighted Average Exercise Price, Granted (in dollars per share)										$ 14.36
2015 Equity Incentive Plan
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Contractual term													P10Y
Vesting period													5 years
Share-based compensation expense										$ 104,200	$ 72,400
Shares
Outstanding (in shares)										162,392
Granted (in shares)										124,000
Exercised (in shares)										(5,820)
Expired/terminated (in shares)										(4,368)
10% Stock dividend adjustment (in shares)										15,380
Outstanding (in shares)							291,584.000			291,584.000	162,392
Exercisable (in shares)							65,119			65,119
Weighted Average Exercise Price
Weighted Average Exercise Price, Outstanding (in dollars per share)										$ 9.45
Weighted Average Exercise Price, Granted (in dollars per share)										22.15
Weighted Average Exercise Price, Exercised (in dollars per share)										9.23
Weighted Average Exercise Price, Expired/terminated (in dollars per share)										9.42
Weighted Average Exercise Price, 10% Stock dividend adjustment (in dollars per share)										8.59
Weighted Average Exercise Price, Outstanding (in dollars per share)							$ 14.36			14.36	$ 9.45
Weighted Average Exercise Price, Exercisable (in dollars per share)							$ 8.59			$ 8.59
Weighted Average Remaining Contractual Life
Options, Outstanding										8 years 2 months 12 days
Options, Exercisable										7 years 1 month 6 days
Aggregate Intrinsic Value, Outstanding							$ 1,674,894			$ 1,674,894
Aggregate Intrinsic Value, Exercisable							$ 650,823			$ 650,823
Corporate Joint Venture | PDL LLC
Weighted Average Remaining Contractual Life
Ownership percentage							51.00%			51.00%
Other ownership interests, contributed capital							$ 1,200,000			$ 1,200,000